INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash flow from operating activities:
Net income (loss)	$ (12,357)	$ 1,571
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	5,384	4,438
Stock-based compensation expense	867	1,172
Decrease (increase) in trade and other receivables, net	16,962	(10,188)
Decrease (increase) in inventory, net of write off	7,526	(20,813)
Decrease (increase) in deferred tax asset, net	(109)	1,236
Increase (decrease) in trade payables and accrued liabilities	(8,995)	9,463
Increase in deferred revenues	803	6,150
Other adjustments	(288)	(136)
Net cash provided by (used in) operating activities	9,793	(7,107)
Cash flow from investing activities:
Purchase of property and equipment, net	(3,638)	(6,707)
Purchase of intangible assets	(279)	(2,792)
Proceeds from bank deposits		920
Net cash used in investing activities	(3,917)	(8,579)
Cash flow from financing activities:
Proceeds from exercise of stock options	554	256
Proceeds from bank credits and loans, net	5,079	8,900
Net cash provided by financing activities	5,633	9,156
Translation adjustments on cash and cash equivalents	(281)	(10)
Increase (decrease) in cash and cash equivalents	11,228	(6,540)
Cash and cash equivalents at the beginning of the period	23,939	35,581
Cash and cash equivalents at the end of the period	$ 35,167	$ 29,041